CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
Foreign currency translation adjustment, taxes
Issuance cost	$ 4,031,356		$ 4,031,356